Shareholder Fees {- Financial Services Portfolio}	Apr. 29, 2021 USD ($)
02.28 Select Portfolios: Group 4 Financials Sector Combo PRO-17 | Financial Services Portfolio
Shareholder Fees:
(fees paid directly from your investment)	none